Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	May 31, 2015
	Level 1	Level 2	Level 3	Total
Financial Assets
Money Market Funds	$2,176	$—	$—	$2,176
Certificates of Deposit—available for sale	—	499	—	499
Corporate Bonds—available for sale	—	3,214	—	3,214
Total	$2,176	$3,713	$—	$5,889

	August 31, 2014
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,114	$—	$—	$2,114
Certificates of deposit — available for sale	—	4,240	—	4,240
Commercial paper — available for sale	—	5,249	—	5,249
Corporate bonds — available for sale	—	15,150	—	15,150
Total	$2,114	$24,639	$—	$26,753

	August 31, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,310	$—	$—	$2,310
Certificates of deposit — available for sale	—	4,555	—	4,555
Commercial paper — available for sale	—	2,198	—	2,198
Corporate bonds — available for sale	—	16,076	—	16,076
Total	$2,310	$22,829	$—	$25,139

Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable
	As of August 31,
Customers	2014	2013
Customer A	**	37.3
Customer B	59.5	23.1
Customer E	25.9	*
Customer F	**	21.8

*	Less than 10%
**	No balance

Schedule of Customers Representing Greater than Ten Percent of Revenue
	Year Ended August 31,
Customers	2014	2013	2012
Customer A	17.5	21.2	24.7
Customer B	41.9	20.2	16.8
Customer D	**	14.5	17.4
Customer E	16.5	*	*
Customer F	11.6	22.5	14.0

*	Less than 10%
**	No revenue

Schedule of Depreciation Period for Property and Equipment
Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Schedule of Accumulated Other Comprehensive Income (Loss)
		Unrealized	Accumulated
	Foreign	Gains	Other
	Currency	(Losses) on	Comprehensive
	Translation	Securities	Loss
Balance at August 31, 2014	$(584)	$(11)	$(595)
Comprehensive income (loss)	(46)	10	(36)
Balance at May 31, 2015	$(630)	$(1)	$(631)

			Accumulated
	Foreign	Unrealized	Other
	Currency	Gains (Losses)	Comprehensive
	Translation	on Securities	Loss
Balance at August 31, 2012	$(289)	$6	$(283)
Comprehensive loss	(395)	(18)	(413)
Balance at August 31, 2013	(684)	(12)	(696)
Comprehensive gain	100	1	101
Balance at August 31, 2014	$(584)	$(11)	$(595)

Summary of Computation of Basic and Diluted Net Loss Per Common Share
	Year Ended August 31,
	2014	2013	2012
Net loss	$(29,321)	$(32,511)	$(29,410)
Basic and diluted net loss per common share	$(6.48)	$(10.48)	$(17.44)
Basic and diluted weighted average outstanding common shares used for net loss	4,525,745	3,099,503	1,686,042

Schedule of Potentially Dilutive, Common Share Equivalents Excluded from Calculation of Diluted Net Loss Per Common Share
	Nine months ended May 31,
	2015	2014
Options to purchase common stock	423,082	415,925
Warrants to purchase common stock	320,255	320,256
Total	743,337	736,181

	Year Ended August 31,
	2014	2013	2012
Options to purchase common stock	396,619	348,945	347,314
Warrants to purchase common stock	320,255	260,255	260,255
Total	716,874	609,200	607,569